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CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================










Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 1998 through June 30, 1998.

The Fund had net assets of $222,665,246 and 779 active shareholders as of June 30, 1998.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,




\s\Steven W. Duff




Steven W. Duff
President













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value            Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (12.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000  Berkley Unified School District TRAN - 1998                           06/30/99  3.52%  $  4,016,560            SP-1+
    5,000,000  California School Cash Reserve Program Authority                      07/02/98  3.80      5,000,119   MIG-1    SP-1+
   10,000,000  City of Ontario (San Bernadino County, CA) TRAN - Series 1997         06/30/99  3.50     10,009,600            SP-1+
    1,352,000  Eureka, CA Housing Authority (Eureka Senior Housing & Bayville) (c)
               LOC Federal Home Loan Bank                                            07/01/99  3.85      1,352,000
    4,000,000  Fontana Unified School District County of San Bernadino, CA TRAN 1997 07/10/98  3.89      4,000,582            SP-1+
    2,000,000  Los Angeles Community College District
               Los Angeles County, CA TRAN 1997-98                                   07/02/98  3.85      2,000,032            SP-1+
    2,500,000  Stanislaus County Office of Education TRAN 1998                       07/30/99  3.60      2,522,025            SP-1+
 ------------                                                                                         ------------
   28,852,000  Total Other Tax Exempt Investments                                                       28,900,918
 ------------                                                                                         ------------
Other Variable Rate Demand Instruments (b) (68.53%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,000,000  Alameda County, CA IDR (Hoover Universal Inc. Project)                06/01/04  3.65%  $  7,000,000   VMIG-1    A1
    1,700,000  Association for Bay Area Government Nonprofit Corporation, CA
               LOC Banque Nationale de Paris                                         10/01/27  3.40      1,700,000             A1
    3,500,000  California EDFA (Fricke-Parks Press, Inc. Project)
               LOC US Bank, N.A.                                                     05/01/23  3.55      3,500,000             A1
    1,500,000  California EDFA IDRB (Kuhnash Properties/Arkay Plastics Project) (c)
               LOC PNC Bank, N.A.                                                    04/01/17  3.55      1,500,000
    2,000,000  California HFFA Hospital RB
               (Adventist Health System/West) - Series 1998B
               MBIA Insured                                                          09/01/15  3.50      2,000,000   VMIG-1   A1+
    1,200,000  California HFFA Insured Hospital (Adventist)
               MBIA Insured                                                          09/01/28  3.50      1,200,000   VMIG-1   A1+
      400,000  California HEFA (Sutter Health) - Series 1990B
               LOC Morgan Guaranty Trust Company                                     03/01/20  3.25        400,000   VMIG-1   A1+
    3,400,000  California PCFA PCRB (Pacific Gas & Electric Company) - Series1997C
               LOC Kredietbank                                                       11/01/26  3.60      3,400,000            A1+
    3,800,000  California PCFA Refunding RB
               (Atlantic Richfield Company Project) - Series 1994A                   12/01/24  3.50      3,800,000   VMIG-1    A1
    2,000,000  California PCRB (Pacific Gas & Electric Company) - Series 1996C
               LOC Bank of America                                                   11/01/26  3.35      2,000,000            A1+
    1,400,000  California PCRB (Pacific Gas & Electric Company) - Series 97B
               LOC Deutsche Bank A.G.                                                11/01/26  3.40      1,400,000            A1+
    2,500,000  California State EDFA IDRB (Sierra Mission Project)
               LOC US National Bank of Oregon                                        08/01/27  3.35      2,500,000             A1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                Maturity           Value            Standard
   Amount                                                                                 Date   Yield    (Note 1)  Moody's & Poor's
   ------                                                                                 ----   -----     ------   -------  -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000 California State EDFA IDRB (Standard Abrasives Manufacturing Project)
             LOC Bank of America                                                        03/01/23  3.55%  $ 2,000,000          A1+
   1,000,000 California Statewide Communities Development Authority COPS
             (North California Retired Officers Community) - 1996
             LOC Dresdner Bank                                                          06/01/26  3.25     1,000,000  VMIG-1
   1,200,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
             LOC Bank of America                                                        06/01/11  3.05     1,200,000  VMIG-1
   6,900,000 City of Anaheim, CA COPS (1993 Refunding Projects)
             AMBAC Insured                                                              08/01/19  3.10     6,900,000  VMIG-1  A1+
   1,000,000 City of Freemont, CA COPS (Family Resource Center Finance Project)
             LOC Kredietbank                                                            08/01/28  3.25     1,000,000          A1+
   3,000,000 City of Freemont, CA MHRB (Mission Wells Project) - Series 1985E
             LOC Bayerische Landesbank Girozentrale                                     09/01/14  3.10     3,000,000          A1+
   2,500,000 City of Hemet, CA MHRB (Sunwest Resort Village Project) - Series 1986B
             LOC Federal Home Loan Bank                                                 07/01/06  3.30     2,500,000          A1+
   1,000,000 City of Irvine, CA (Oak Creek Project)
             Limited Obligation Improvement Bond - Series 1997
             LOC Canadian Imperial Bank of Commerce                                     09/02/22  3.30     1,000,000  VMIG-1  A1+
   2,505,000 City of Los Angeles, CA IDA IDRB
             (Cereal Food Processors, Inc. Project) - Series 1995
             LOC Commerzbank A.G.                                                       12/01/05  3.60     2,505,000          A1
   1,500,000 City of San Jose, CA MHRB
             (Siena at Renaissance Square Apartments) - Series 1996A
             LOC Key Bank                                                               12/01/29  3.40     1,500,000  VMIG-1
   2,000,000 Clipper, CA Tax Exempt Trust COPS - Series 1996-1 Class A
             MBIA Insured                                                               07/04/00  3.53     2,000,000  Aaa     AAA
   6,400,000 County of Contra Costa, CA MHRB (Riverside Apartments Project) - Series 1992
             Fannie Mae Collateralized                                                  11/15/22  3.25     6,400,000          A1+
   1,000,000 County of Kings, CA MHRB (Edgewater Isle Apartments) - Series 1996A
             LOC Wells Fargo Bank, N.A.                                                 06/01/07  3.20     1,000,000  VMIG-1
   1,675,000 County of Santa Clara, CA MHRB (Grove Garden Apartments) - Series 1997A
             Fannie Mae Collateralized                                                  02/15/27  3.20     1,675,000          A1+
   1,400,000 Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
             LOC Bank of Nova Scotia                                                    12/01/04  3.15     1,400,000          A1+
   6,000,000 Hayward, CA MHRB (Barrington Hills - A)
             Fannie Mae Collateralized                                                  06/15/25  3.25     6,000,000          A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                Maturity           Value            Standard
   Amount                                                                                 Date   Yield    (Note 1)  Moody's & Poor's
   ------                                                                                 ----   -----     ------   -------  -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000 Housing Authority of the County of Los Angeles MHRB
             (Malibu Meadows Project) - Series 1998B
             Fannie Mae Collateralized                                                  04/15/28  3.20%  $ 1,500,000          A1+
   2,000,000 Housing Authority of the County of Riverside MHRB
             (Amanda Park Apartment Project) - Series 1989
             LOC Corestates Bank, N.A.                                                  05/01/19  3.30     2,000,000  VMIG-1
   1,000,000 Irwindale, CA IDRB (TOYS R'US, Incorporated Project) - Series 1984 (c)
             LOC Bankers Trust Company                                                  12/01/19  3.62     1,000,000
   1,900,000 Irvine Ranch Water District, CA #1
             LOC Landesbank Hessen                                                      11/15/13  3.25     1,900,000          A1+
   3,000,000 Irvine Ranch Water District, CA #'s 105, 140, 240, & 250
             LOC Commerzbank A.G.                                                       01/01/21  3.30     3,000,000  VMIG-1  A1+
   7,700,000 Irvine Ranch Water District, CA - Series A
             LOC National Westminster Bank PLC                                          06/01/15  3.25     7,700,000  VMIG-1  A1+
   3,000,000 Los Angeles County, CA HFA MHRB
             (Sand Canyon Ranch Project) - Series 1985F
             LOC Citibank, N.A.                                                         11/01/06  3.20     3,000,000          A1+
   2,500,000 Los Angeles County, CA IDA (P&C Poultry Distributors) (c)
             LOC Comerica Bank                                                          06/01/23  4.00     2,500,000
   4,000,000 Orange County, CA (Irvine Coast Assessment District)
             LOC Kredietbank/Societe Generale                                           09/02/18  3.50     4,000,000  VMIG-1  A1+
   1,000,000 Orange County, CA (Radnor/Aragon Corporation)
             LOC Toronto-Dominion Bank                                                  08/01/19  3.62     1,000,000    P1
   3,800,000 Ontario, CA IDR (LD Brinkman & Co.)
             LOC Union Bank of California                                               04/01/15  3.80     3,800,000    P1
   2,500,000 Otay, CA  Water District COPS - Series 1996
             LOC Landesbank Hessen                                                      09/01/26  3.15     2,500,000  VMIG-1  A1+
     305,000 Oxnard, CA (Channel Island Business Center Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                                 07/01/05  3.87       305,000  VMIG-1
   4,500,000 Rohnert Park, CA MHRB
             (Crossbrook Apartments Project) - Series 1995A
             Fannie Mae Collateralized                                                  06/15/25  3.25     4,500,000          A1+
   9,000,000 Sacramento County, CA MHRB
             (Shadowood Apartments Project) - Series 1992A
             LOC General Electric Capital Corporation                                   12/01/22  3.50     9,000,000          A1+
   2,000,000 San Bernadino County, CA COPS
             (County Center Refinancing Project) - Series 1996
             LOC Canadian Imperial Bank of Commerce                                     07/01/15  3.15     2,000,000  VMIG-1  A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value             Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000 San Diego, CA MHRB (University Town Center Apartment)
             LOC Bank of America                                                     10/01/15  3.05%  $  2,000,000  VMIG-1
   2,200,000 San Francisco, CA Redevelopment Agency
             (South Beach Harbor Project) - Series 1986
             LOC Bank of Toyko/Mitsubishi Bank, Ltd.                                 12/01/16  4.00      2,200,000  VMIG-1
   2,000,000 Southern California Public Power Authority RB
             (Southern Transmission Project) - Series 1996B
             FSA Insured                                                             07/01/23  3.10      2,000,000  VMIG-1   A1+
   8,900,000 Southern California Public Power Authority RB
             (Public Power Transmission Project) - Series 1991
             AMBAC Insured                                                           07/01/19  3.10      8,900,000  VMIG-1   A1+
   3,000,000 State of California GO RB
             MBIA Insured                                                            09/01/21  3.55      3,000,000           A1+
   1,500,000 The City of Los Angeles MHRB
             (Coral Wood County Project) - Series 1995D
             LOC Union Bank of California                                            11/01/25  3.45      1,500,000  VMIG-1
   2,990,000 The City of Los Angeles MHRB
             (Orangewood County Project) - Series 1995C
             LOC Union Bank of California                                            11/01/25  3.45      2,990,000  VMIG-1
   3,215,000 Town of Windsor MHRB (Oakmount at Windsor Project) - Series A
             LOC Banque Paribas                                                      08/01/25  3.75      3,215,000           A1
   1,000,000 Tustin, CA Improvement Bond Act 1915
             (Reassessment District No. 95-2-A)
             LOC Kredietbank                                                         09/02/13  3.30      1,000,000  VMIG-1   A1+
   2,500,000 Visalia, CA IDRB (Savannah Foods) (c)
             LOC Suntrust Bank                                                       06/01/05  3.60      2,500,000
   1,000,000 West Basin Municipal Water District ADR COPS
             (Recycled Water Project-Phase II) - Series 1997C
             LOC Bayerische Vereinsbank, A.G.                                        08/01/27  3.10      1,000,000  VMIG-1
   1,100,000 Western Riverside County Regional Wastewater Authority RB - Series 1996
             LOC National Westminster Bank PLC                                       04/01/28  3.10      1,100,000  VMIG-1   A1+
 -----------                                                                                          ------------
 152,590,000 Total Other Variable Rate Demand Instruments                                              152,590,000
 -----------                                                                                          ------------
Put Bonds (d) (2.13%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000 California HFA Single Family Variable Rate Bonds II - Series 1998B
             FGIC Insured                                                            04/01/99  3.60%  $  1,000,000  VMIG-1   A1+
   3,745,000 California PCFA PCRB (Chevron USA Incorporated Project) (c)             11/15/98  3.85      3,745,000
 -----------                                                                                          ------------
   4,745,000 Total Put Bonds                                                                             4,745,000
 -----------                                                                                          ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value             Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------  --------
Revenue Bonds (1.94%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,020,000 City of Bakerfield, CA Sewer RB - Series 1997 (c)
             FGIC Insured                                                            09/15/98  3.75%  $  1,020,000
   3,300,000 Sacramento County, CA TRAN                                              09/30/98  3.45      3,307,155  MIG-1    SP-1+
 -----------                                                                                          ------------
   4,320,000 Total Revenue Bonds                                                                         4,327,155
 -----------                                                                                          ------------
Tax Exempt Commercial Paper (10.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000 California PCRB (Southern California Edison) - Series B                 07/06/98  3.60%  $  5,000,000   P1       A1
   2,000,000 California PCRB (Southern California Edison) - Series E
             LOC Morgan Guaranty Trust Company                                       08/14/98  3.35      2,000,000            A1+
   4,300,000 City of Los Angeles Department of Water & Power
             LOC Toronto-Dominion Bank/Bank of Nova Scotia                           07/06/98  3.70      4,300,000   P1       A1+
   2,500,000 Orange County Water District, CA
             LOC Union Bank of Switzerland                                           08/18/98  3.50      2,500,000   P1       A1+
   3,000,000 The City of Long Beach Harbor Department - Series A                     07/16/98  3.40      3,000,000   P1       A1+
   5,000,000 The Regents of the University of California                             08/12/98  3.45      5,000,000   P1       A1+
     945,000 The Regents of the University of California - Series A                  08/19/98  3.30        945,000   P1       A1+
 -----------                                                                                          ------------
  22,745,000 Total Tax Exempt Commercial Paper                                                          22,745,000
 -----------                                                                                          ------------
Variable Rate Demand Instruments - Private Placements (b) (4.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,745,000 Gene E. Lynn Nursing Home (c)
             LOC Bank of America                                                     12/01/15  5.48%  $  3,745,000
   1,815,000 IDA County Riverside, CA IDRB
             (National RV Incorporated Project)
             LOC Union Bank of California                                            12/01/03  5.10      1,815,000   P1       A1+
   2,410,000 Kent Trust Project - Series 84B (c)
             LOC Comerica Bank                                                       12/01/14  4.68      2,410,000
   1,545,000 Nob Hill Venture - Series 84 (c)
             LOC Wells Fargo Bank, N.A.                                              12/01/09  4.25      1,545,000
 -----------                                                                                          ------------
   9,515,000 Total Variable Rate Demand Instruments - Private Placements                                 9,515,000
 -----------                                                                                          ------------
             Total Investments (100.07%) (Cost $222,823,073+)                                          222,823,073
             Liabilities in excess of cash and other assets (-0.07%)                                  (    157,827)
                                                                                                      ------------
             Net Assets (100.00%)                                                                     $222,665,246
                                                                                                      ============
             Net Asset Value, offering and redemption price per share:
             Class A Shares, 189,923,399 Shares Outstanding (Note 3)                                  $       1.00
                                                                                                      ============
             Class B Shares,   32,757,459 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                      ============

             +     Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:
     (a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.


     (b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

     (c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

     (d)  The maturity date indicated is the next put date.

KEY:
      ADR      =  Adjustable Rate                             IDA      =  Industrial Development Authority
      AMBAC    =  American Municipal Bond Assurance           IDR      =  Industrial Development Revenue
      COPS     =  Certificates of Participations              IDRB     =  Industrial Development Revenue Bond
      EDFA     =  Economic Development Finance Authority      LOC      =  Letter of Credit
      FGIC     =  Financial Guaranteed Insurance Company      MBIA     =  Municipal Bond Insurance Association
      FSA      =  Financial Securities Assurance              MHRB     =  Multi-Family Housing Revenue Bond
      GO       =  General Obligation                          PCFA     =  Pollution Control Finance Authority
      HEFA     =  Health & Educational Facility Authority     PCRB     =  Pollution Control Revenue Bond
      HFA      =  Housing Finance Agency                      RB       =  Revenue Bond
      HFFA     =  Health Facility Finance Authority           TRAN     =  Tax and Revenue Anticipation Note












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)
================================================================================





 INVESTMENT INCOME

 Income:
   Interest......................................................................      $         3,853,486
                                                                                       -------------------
 Expenses: (Note 2)
   Investment management fee.....................................................                  328,968
   Administration fee............................................................                  230,278
   Shareholder servicing fee.....................................................                  193,456
   Custodian expenses............................................................                    7,932
   Shareholder servicing and related shareholder expenses........................                  110,976
   Legal, compliance and filing fees.............................................                   31,532
   Audit and accounting..........................................................                   35,289
   Directors' fees...............................................................                    4,500
   Other.........................................................................                    6,714
                                                                                       -------------------
       Total expenses............................................................                  949,645
       Less: Fees waived (Note 2)................................................      (            21,047)
              Expenses paid indirectly (Note 2)..................................      (             2,692)
                                                                                       -------------------
       Net expenses..............................................................                  925,906
                                                                                       -------------------
 Net investment income...........................................................                2,927,580
                                                                                       -------------------

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................                    -0-
                                                                                       -------------------
 Increase in net assets from operations..........................................      $         2,927,580
                                                                                       ===================







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                         Six Months
                                                                            Ended                    Year
                                                                        June 30, 1998                Ended
                                                                         (Unaudited)           December 31, 1997
                                                                          ---------            -----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income........................................      $      2,927,580         $    6,492,545
     Net realized gain (loss) on investments......................               -0-                    -0-
                                                                        ----------------         --------------
 Increase in net assets from operations...........................             2,927,580              6,492,545



 Dividends to shareholders from net investment income:
     Class A......................................................      (      2,546,506)*       (    6,161,959)*
     Class B......................................................      (        381,074)*       (      330,586)*
 Capital share transactions (Note 3):
     Class A......................................................             7,255,876         (   23,295,068)
     Class B......................................................            17,592,987             11,728,628
                                                                        ----------------         --------------
     Total increase (decrease)....................................            24,848,863         (   11,566,440)
 Net assets:
     Beginning of period..........................................           197,816,383            209,382,823
                                                                        ----------------         --------------
     End of period................................................      $    222,665,246         $  197,816,383
                                                                        ================         ==============

 * Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                        See Notes to Financial Statements

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

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================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended June 30, 1998, the Manager voluntarily waived management fees of $21,047.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $50,306 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in this Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are offsets of $2,692.

3. Capital Stock.
At June 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $222,680,858. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                            Year
Class A                                               Ended                              Ended
-------                                           June 30, 1998                    December 31, 1997
                                                  -------------                    -----------------
 Sold...................................            179,073,021                        399,357,386
 Issued on reinvestment of dividends....              1,572,795                          5,069,582
 Redeemed...............................         (  173,389,940)                      (427,722,036)
                                                  -------------                        -----------
 Net increase (decrease)................              7,255,876                       ( 23,295,068)
                                                  =============                        ===========

                                                   Six Months                            Year
Class B                                               Ended                              Ended
-------                                           June 30, 1998                    December 31, 1997
                                                  -------------                    -----------------
Sold....................................             86,444,665                        118,418,604
Issued on reinvestment of dividends.....                301,961                            301,856
Redeemed................................         (   69,153,639)                      (106,991,832)
                                                  -------------                        -----------
Net increase (decrease).................             17,592,987                         11,728,628
                                                  =============                        ===========

4. Sales of Securities.
Accumulated undistributed realized losses at June 30, 1998 amounted to $15,612. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 52% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6.    Financial Highlights.
                                                        Six Months                           Year Ended December 31,
Class A                                                   Ended      -------------------------------------------------------------
-------                                               June 30, 1998    1997         1996         1995          1994         1993
                                                      -------------  --------     --------     --------      --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...............    $  1.00      $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                        --------     --------     --------     --------      --------     --------
 Income from investment operations:
     Net investment income..........................       0.013        0.028        0.027        0.032         0.024        0.021
 Less distributions:
     Dividends from net investment income...........    (  0.013)    (  0.028)    (  0.027)    (  0.032)     (  0.024)    (  0.021)
                                                        --------     --------     --------     --------      --------     --------
 Net asset value, end of period.....................    $  1.00      $  1. 00     $  1.00      $  1.00       $  1.00      $  1.00
                                                        ========     ========     ========     ========      ========     ========
 Total Return.......................................       2.64%*       2.84%        2.76%        3.28%         2.45%        2.16%
 Ratios/Supplemental Data
 Net assets, end of period (000)....................    $189,910     $182,653     $205,947     $171,808      $105,120     $117,260
 Ratios to average net assets:
     Expenses, net of fees waived...................       0.88%*       0.82%        0.75%        0.67%         0.56%        0.35%
     Net investment income..........................       2.63%*       2.80%        2.73%        3.24%         2.40%        2.14%
     Management, administration and shareholder
          servicing fees waived.....................       0.02%*       0.05%        0.08%        0.22%         0.28%        0.54%
     Expense offsets................................       --           --           0.01%        0.01%         --           --

                                                        Six Months                 Year                 October 9, 1996
Class B                                                   Ended                   Ended            (Commencement of Sales) to
-------                                               June 30, 1998          December 31, 1997         December 31, 1996
                                                      -------------          -----------------         -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............     $  1.00                  $  1.00                    $   1.00
                                                        --------                 --------                   ---------
 Income from investment operations:
     Net investment income.........................        0.014                    0.030                       0.004
 Less distributions:
     Dividends from net investment income..........     (  0.014)                (  0.030)                  (   0.004)
                                                        --------                 --------                   ---------
 Net asset value, end of period....................     $  1.00                  $  1.00                    $   1.00
                                                        ========                 ========                   =========
 Total Return......................................        2.95%*                   3.08%                       3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...................     $ 32,755                 $ 15,163                   $   3,436
 Ratios to average net assets:
     Expenses, net of fees waived..................        0.58%*                   0.58%                       0.56%*
     Net investment income.........................        2.95%*                   3.10%                       3.09%*
     Management fees waived........................        0.02%*                   0.05%                       0.06%*
     Expense offsets...............................        --                       --                          0.01%*
 *   Annualized

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-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020






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                                         CALIFORNIA
                                         DAILY
                                         TAX FREE
                                         INCOME
                                         FUND, INC.





                                                  Semi-Annual Report
                                                    June 30, 1998
                                                     (Unaudited)

















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